Business Segment Information - Summary by Geographic Area (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of net sales and net long-lived assets by geographic area
Net sales	$ 2,747	$ 2,908	$ 2,855	$ 2,473	$ 2,523	$ 2,752	$ 2,030	$ 1,756	$ 10,983	$ 9,061	$ 7,997
Net long-lived assets	6,016				5,491				6,016	5,491
U.S.
Summary of net sales and net long-lived assets by geographic area
Net sales									5,496	4,929	4,738
Net long-lived assets	1,852				2,097				1,852	2,097
Brazil
Summary of net sales and net long-lived assets by geographic area
Net sales									1,427	904	591
Net long-lived assets	876				885				876	885
U.K.
Summary of net sales and net long-lived assets by geographic area
Net long-lived assets	659				182				659	182
Other
Summary of net sales and net long-lived assets by geographic area
Net sales									4,060	3,228	$ 2,668
Net long-lived assets	$ 2,629				$ 2,327				$ 2,629	$ 2,327